THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 98.2%

	Shares	Value
AUSTRALIA — 0.0%
Materials — 0.0%
Anglogold Ashanti	346	$28,031
BRAZIL — 2.8%
Communication Services — 0.3%
TIM	50,400	213,929
Consumer Discretionary — 0.3%
Vibra Energia	34,900	201,203
Financials — 1.0%
Banco do Brasil	54,300	209,292
BB Seguridade Participacoes	46,300	349,579
Porto Seguro	14,100	144,162
		703,033
Materials — 0.6%
Vale	28,000	421,573
Utilities — 0.6%
Cia Paranaense de Energia - Copel	123,700	359,680
CPFL Energia	14,600	126,002
		485,682
		2,025,420
CHILE — 0.8%
Consumer Discretionary — 0.2%
Falabella	24,159	150,808
Consumer Staples — 0.0%
Cencosud	9,619	22,219
Real Estate — 0.3%
Plaza	47,646	196,352
Utilities — 0.3%
Enel Chile	1,934,883	169,967
		539,346
CHINA — 23.0%
Communication Services — 5.6%
Bilibili, Cl Z *	9,476	159,141
China Tower, Cl H	299,177	336,105
Giant Network Group, Cl A	7,900	32,075
Kingnet Network, Cl A	8,200	19,630
Kingsoft	35,163	99,453
Kuaishou Technology, Cl B	30,874	163,778
Meitu	106,063	50,718
NetEase	49,571	1,279,407
NetEase Cloud Music *	3,843	50,426

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Communication Services (continued)
Tencent Holdings	31,111	$1,705,104
Zhejiang Century Huatong Group, Cl A	30,100	62,523
		3,958,360
Consumer Discretionary — 2.4%
Alibaba Group Holding	43,273	512,353
ANTA Sports Products	2,984	27,036
Fuyao Glass Industry Group, Cl H	7,506	49,006
H World Group ADR	11,818	493,047
Huayu Automotive Systems, Cl A	14,400	32,924
JD.com, Cl A	3,988	50,473
NIO, Cl A *	13,672	67,540
SAIC Motor, Cl A	34,000	48,886
Vipshop Holdings ADR	23,055	305,709
Yadea Group Holdings	94,210	107,040
Zhejiang China Commodities City Group, Cl A	24,300	36,371
		1,730,385
Consumer Staples — 0.1%
Eastroc Beverage Group, Cl A	2,800	50,914
Want Want China Holdings	50,509	21,834
		72,748
Energy — 0.3%
PetroChina, Cl H	171,462	185,411
Financials — 7.3%
Agricultural Bank of China, Cl A	269,300	240,815
Agricultural Bank of China, Cl H	1,385,024	943,124
Bank of Changsha, Cl A	19,700	25,278
Bank of Chengdu, Cl A	19,400	50,586
Bank of China, Cl A	174,900	147,382
Bank of China, Cl H	678,147	431,514
Bank of Communications, Cl A	95,900	90,842
Bank of Communications, Cl H	577,757	496,564
Bank of Hangzhou, Cl A	32,100	68,333
Bank of Jiangsu, Cl A	81,900	130,065
Bank of Nanjing, Cl A	55,400	80,717
Bank of Ningbo, Cl A	29,200	127,718
Bank of Shanghai, Cl A	60,700	77,619
Bank of Suzhou, Cl A	22,100	22,660
China CITIC Bank, Cl A	54,900	56,049
China CITIC Bank, Cl H	440,878	373,861
China Construction Bank, Cl A	95,000	134,775
China Minsheng Banking, Cl H	445,379	178,332

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Financials (continued)
China Taiping Insurance Holdings	90,471	$207,890
Chongqing Rural Commercial Bank, Cl H	162,053	119,441
Far East Horizon	189,819	129,498
Hithink RoyalFlush Information Network, Cl A	3,100	110,062
Industrial Bank, Cl A	8,700	21,225
PICC Property & Casualty, Cl H	407,120	743,423
Ping An Insurance Group of China, Cl H	24,812	161,521
Shanghai Rural Commercial Bank, Cl A	43,400	47,888
		5,217,182
Health Care — 1.3%
APT Medical, Cl A	400	10,699
CSPC Pharmaceutical Group	78,906	70,131
Haisco Pharmaceutical Group, Cl A	3,900	38,115
Hansoh Pharmaceutical Group	78,677	297,169
Shanghai Allist Pharmaceuticals, Cl A	2,000	32,174
Sino Biopharmaceutical	545,043	306,507
Sinopharm Group, Cl H	88,993	180,550
		935,345
Industrials — 2.3%
China Merchants Port Holdings	90,611	142,583
China Railway Group, Cl H	298,726	126,087
China State Construction Engineering, Cl A	177,300	113,359
China State Construction International Holdings	97,598	86,745
CITIC	274,670	371,618
Contemporary Amperex Technology, Cl A	7,500	434,233
Haitian International Holdings	45,373	108,485
Metallurgical Corp of China, Cl A	80,800	29,044
Sichuan Road and Bridge Group, Cl A	36,100	41,589
Sinotruk Hong Kong	13,482	66,258
Sungrow Power Supply, Cl A	2,900	67,937
Yutong Bus, Cl A	10,000	39,496
		1,627,434
Information Technology — 1.4%
Beijing Kingsoft Office Software, Cl A	1,800	56,495
Kingdee International Software Group *	178,364	134,648
Lenovo Group	27,654	81,177
Piotech, Cl A	1,200	147,083
Wuhan Guide Infrared, Cl A *	18,900	36,920

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Information Technology (continued)
Zhongji Innolight, Cl A	3,000	$561,285
		1,017,608
Materials — 1.6%
Baoshan Iron & Steel, Cl A	91,800	73,434
China Gold International Resources	4,809	75,121
China Hongqiao Group	135,708	347,142
China National Building Material, Cl H	249,779	170,085
China Nonferrous Mining	25,546	36,648
Guangzhou Tinci Materials Technology, Cl A	5,400	40,914
Jiangxi Copper, Cl H	65,119	256,754
MMG *	133,917	118,513
		1,118,611
Real Estate — 0.0%
China Resources Mixc Lifestyle Services	7,699	36,011
Utilities — 0.7%
Beijing Enterprises Holdings	35,610	122,059
Guangdong Investment	193,907	191,878
Kunlun Energy	229,680	188,324
		502,261
		16,401,356
CZECH REPUBLIC — 0.2%
Financials — 0.2%
Komercni Banka	3,099	141,986
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank - Egypt (CIB)	91,870	238,126
GREECE — 0.7%
Communication Services — 0.3%
Hellenic Telecommunications Organization	9,535	211,814
Consumer Discretionary — 0.4%
Allwyn	12,557	199,842
JUMBO	2,203	56,519
		256,361
		468,175
HUNGARY — 0.7%
Energy — 0.4%
MOL Hungarian Oil & Gas	23,312	277,066

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
HUNGARY (continued)
Health Care — 0.3%
Richter Gedeon Nyrt	6,222	$240,834
		517,900
INDIA — 9.8%
Communication Services — 0.2%
Bharti Airtel	9,568	187,198
Consumer Discretionary — 1.1%
Bosch	291	122,660
Hero MotoCorp	4,886	247,467
Page Industries	406	177,440
Tata Motors Passenger Vehicles Limited	57,645	214,482
		762,049
Consumer Staples — 1.9%
Britannia Industries	7,206	391,783
Colgate-Palmolive India	8,770	185,103
ITC	18,823	57,061
Marico	33,132	292,700
Nestle India	13,403	198,966
United Spirits	16,175	230,752
		1,356,365
Energy — 2.0%
Bharat Petroleum	101,880	326,707
Hindustan Petroleum	64,546	268,968
Indian Oil	189,644	279,241
Oil & Natural Gas	171,448	425,456
Petronet LNG	33,089	98,156
		1,398,528
Financials — 0.5%
Canara Bank	130,455	172,987
Muthoot Finance	6,020	190,619
		363,606
Health Care — 1.7%
Alkem Laboratories	2,899	170,586
Sun Pharmaceutical Industries	28,441	559,603
Torrent Pharmaceuticals	6,760	329,942
Zydus Lifesciences	14,904	175,179
		1,235,310
Industrials — 0.1%
GE Vernova T&D India	1,232	64,347
Information Technology — 1.3%
HCL Technologies	62,848	711,614

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDIA (continued)
Information Technology (continued)
Infosys	2,601	$27,489
Tata Consultancy Services	7,893	169,394
		908,497
Materials — 0.7%
Coromandel International	8,640	183,007
Pidilite Industries	17,811	299,682
		482,689
Utilities — 0.3%
Power Grid Corp of India	67,494	204,139
		6,962,728
INDONESIA — 0.6%
Energy — 0.2%
United Tractors	106,356	136,811
Financials — 0.0%
Bank Negara Indonesia Persero	95,452	16,870
Industrials — 0.4%
Astra International	1,054,364	266,539
		420,220
MALAYSIA — 0.2%
Consumer Staples — 0.2%
Nestle Malaysia	5,200	119,189
MEXICO — 0.8%
Consumer Staples — 0.3%
Kimberly-Clark de Mexico, Cl A	99,600	220,133
Materials — 0.5%
Industrias Penoles	5,117	223,521
Southern Copper	626	109,087
		332,608
		552,741
PERU — 1.0%
Financials — 0.6%
Credicorp	1,077	419,578
Materials — 0.4%
Cia de Minas Buenaventura SAA ADR	10,858	318,031
		737,609
PHILIPPINES — 0.3%
Utilities — 0.3%
Manila Electric	21,002	195,065

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR
EMERGING MARKETS EQUITY ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
POLAND — 1.9%
Energy — 0.6%
ORLEN	12,661	$426,429
Financials — 0.9%
Powszechny Zaklad Ubezpieczen	34,541	602,998
Information Technology — 0.2%
Asseco Poland	2,947	131,048
Utilities — 0.2%
PGE Polska Grupa Energetyczna *	65,178	163,689
		1,324,164
QATAR — 0.2%
Energy — 0.2%
Qatar Fuel QSC	43,848	169,804
RUSSIA — 0.0%
Energy — 0.0%
Gazprom Neft PJSC *(A)	111,970	—
Materials — 0.0%
Novolipetsk Steel PJSC *(A)	98,630	—
PhosAgro PJSC GDR *(A)	22,934	—
Severstal PAO *(A)	11,625	—
		—
		—
SAUDI ARABIA — 1.0%
Communication Services — 0.3%
Saudi Telecom	21,221	244,223
Consumer Discretionary — 0.3%
Jarir Marketing	44,890	200,244
Materials — 0.2%
SABIC Agri-Nutrients	5,154	169,825
Utilities — 0.2%
Saudi Energy	27,299	129,331
		743,623
SOUTH AFRICA — 2.9%
Consumer Discretionary — 0.2%
Naspers, Cl N	3,884	194,466
Consumer Staples — 0.2%
Clicks Group	8,888	123,353
Financials — 2.5%
Capitec Bank Holdings	1,035	299,962
Discovery	14,602	235,405
OUTsurance Group	57,366	275,280

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR EMERGING MARKETS EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SOUTH AFRICA (continued)
Financials (continued)
Remgro	31,086	$373,639
Sanlam	110,662	595,711
		1,779,997
		2,097,816
SOUTH KOREA — 22.3%
Communication Services — 0.5%
LG Uplus	7,800	70,484
SK Telecom	4,378	249,800
		320,284
Consumer Discretionary — 1.4%
Kia	5,656	503,794
LG Electronics	3,428	449,160
		952,954
Consumer Staples — 0.5%
APR	1,510	375,721
Energy — 0.5%
HD Hyundai	2,861	368,405
Financials — 2.4%
DB Insurance	2,520	217,794
Industrial Bank of Korea	14,177	182,097
Mirae Asset Securities	700	19,315
NH Investment & Securities	7,923	150,349
Samsung Fire & Marine Insurance	1,044	416,441
Woori Financial Group	37,317	698,504
		1,684,500
Industrials — 2.2%
HD Hyundai Electric	68	42,662
HD Hyundai Heavy Industries	936	357,653
HD Korea Shipbuilding & Offshore Engineering	1,029	232,460
Hyosung Heavy Industries	200	443,813
Hyundai Engineering & Construction	2,102	154,940
Hyundai Glovis	1,872	221,237
LG	2,068	129,876
		1,582,641
Information Technology — 14.3%
Samsung Electronics	23,517	5,069,824

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR EMERGING MARKETS EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
SOUTH KOREA (continued)
Information Technology (continued)
SK hynix	3,005	$5,139,902
		10,209,726
Utilities — 0.5%
Korea Electric Power	15,578	372,030
		15,866,261
TAIWAN — 26.8%
Communication Services — 0.5%
International Games System	14,000	346,743
Financials — 0.1%
Cathay Financial Holding	20,000	61,714
Information Technology — 26.0%
Asia Vital Components	4,000	317,047
Asustek Computer	23,000	505,391
Catcher Technology	36,000	236,184
Compal Electronics	252,000	279,240
Delta Electronics	15,000	918,180
eMemory Technology	3,000	275,454
Innolux	435,000	938,098
Lite-On Technology	87,000	606,281
MediaTek	28,000	3,731,106
Novatek Microelectronics	35,000	587,792
Pegatron	126,000	331,449
Realtek Semiconductor	27,000	683,126
Taiwan Semiconductor Manufacturing	118,000	8,926,907
Wistron	34,000	169,165
		18,505,420
Materials — 0.2%
Asia Cement	160,000	175,788
		19,089,665
THAILAND — 1.4%
Communication Services — 0.2%
Advanced Info Service	14,388	158,950
Financials — 0.9%
Kasikornbank	34,352	225,425
Krung Thai Bank	232,408	265,845

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR EMERGING MARKETS EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
THAILAND (continued)
Financials (continued)
TMBThanachart Bank	1,776,172	$131,527
		622,797
Information Technology — 0.3%
Delta Electronics Thailand	20,488	200,436
		982,183
UNITED ARAB EMIRATES — 0.3%
Consumer Discretionary — 0.3%
Abu Dhabi National Oil for Distribution PJSC	213,048	227,390
UNITED SATES — 0.2%
Health Care — 0.2%
BeOne Medicines, Cl H *	5,645	122,660

TOTAL COMMON STOCK
(Cost $56,682,496)		69,971,458

PREFERRED STOCK†† — 1.4%

BRAZIL — 0.2%
Materials — 0.2%
Gerdau (B)	34,100	137,034
COLOMBIA — 0.8%
Financials — 0.8%
Grupo Cibest (B)	28,641	561,521
SOUTH KOREA — 0.4%
Information Technology — 0.4%
Samsung Electronics (B)	1,922	262,999

TOTAL PREFERRED STOCK
(Cost $743,681)		961,554

TOTAL INVESTMENTS— 99.6%
(Cost $57,426,177)		$70,933,012

Percentages are based on Net Assets of $71,224,730.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR EMERGING MARKETS EQUITY ETF JUNE 30, 2026 (UNAUDITED)

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

RAY-QH-002-1000

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR US EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.3%
	Shares	Value
UNITED STATES — 99.3%
Communication Services — 10.2%
Alphabet, Cl A	10,973	$3,921,421
Alphabet, Cl C	9,857	3,482,774
AT&T	7,152	148,046
Electronic Arts	3,464	710,258
Fox, Cl A	3,168	165,243
Fox, Cl B	2,067	96,818
Meta Platforms, Cl A	1,164	655,670
Netflix *	10,262	732,707
		9,912,937
Consumer Discretionary — 8.6%
Amazon.com *	9,120	2,173,661
Booking Holdings	7,890	1,406,314
Domino's Pizza	509	150,684
eBay	6,869	767,611
Expedia Group	1,955	500,245
General Motors	14,240	1,097,619
Hasbro	2,285	188,718
O'Reilly Automotive *	12,004	1,105,448
Tapestry	3,237	473,832
Tesla *	533	224,180
Ulta Beauty *	564	254,353
		8,342,665
Consumer Staples — 5.0%
Altria Group	26,879	1,933,944
Colgate-Palmolive	4,125	378,180
Costco Wholesale	898	840,052
Kroger	9,781	543,139
Philip Morris International	3,040	549,966
Tyson Foods, Cl A	1,994	114,157
Walmart	4,077	461,761
		4,821,199
Energy — 4.5%
Exxon Mobil	10,578	1,446,224
Phillips 66	6,088	1,029,176
Valero Energy	2,675	696,677
Williams	16,487	1,225,644
		4,397,721
Financials — 12.1%
Allstate	4,089	972,937
American International Group	8,433	628,511
Assurant	837	224,760

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR US EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bank of New York Mellon	10,530	$1,522,743
Cboe Global Markets	455	110,415
Chubb	2,059	701,584
CME Group, Cl A	261	57,637
Everest Re Group	668	238,630
Hartford Insurance Group	4,302	570,101
Interactive Brokers Group, Cl A	5,894	513,014
Mastercard, Cl A	4,638	2,382,077
MetLife	2,368	200,356
MSCI, Cl A	163	91,286
Progressive	6,791	1,483,494
Robinhood Markets, Cl A *	836	83,834
Synchrony Financial	5,652	429,834
Travelers	3,558	1,174,567
W R Berkley	4,636	326,977
		11,712,757
Health Care — 11.3%
AbbVie	4,255	1,070,728
Bristol-Myers Squibb	8,485	488,906
Cardinal Health	3,632	862,818
Cencora	2,681	758,669
Eli Lilly	1,319	1,582,048
Gilead Sciences	13,733	1,735,027
HCA Healthcare	2,559	997,729
IDEXX Laboratories *	1,072	564,344
Incyte *	2,721	308,452
Johnson & Johnson	3,486	885,340
McKesson	1,562	1,180,247
Merck	974	125,159
Regeneron Pharmaceuticals	277	172,720
Universal Health Services, Cl B	684	101,704
Vertex Pharmaceuticals *	349	173,359
		11,007,250
Industrials — 5.3%
Comfort Systems USA	558	1,105,928
EMCOR Group	506	419,919
GE Vernova	1,436	1,687,099
Lockheed Martin	1,593	811,570
Northrop Grumman	744	378,927
RTX	1,394	264,484
Uber Technologies *	4,535	327,246

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR US EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Waste Management	579	$129,047
		5,124,220
Information Technology — 40.6%
Adobe *	6,780	1,390,036
Apple	28,286	8,184,837
AppLovin, Cl A *	559	288,014
Arista Networks *	2,439	414,337
Autodesk *	3,497	679,887
Broadcom	2,835	1,070,921
Ciena *	2,131	1,045,383
Cisco Systems	3,968	466,081
Datadog, Cl A *	653	170,015
Dell Technologies, Cl C	3,344	1,442,802
Fair Isaac *	120	143,374
First Solar *	242	57,102
Fortinet *	3,622	556,412
KLA	610	184,043
Lam Research	9,309	4,033,869
Micron Technology	3,754	4,333,205
Microsoft	6,591	2,458,575
NetApp	3,261	504,672
NVIDIA	30,553	6,113,350
Palantir Technologies, Cl A *	6,653	776,205
QUALCOMM	4,286	792,010
Seagate Technology Holdings	562	542,330
ServiceNow *	2,804	278,381
Teradyne	1,062	513,838
VeriSign	1,335	335,833
Western Digital	4,208	2,687,734
		39,463,246
Materials — 1.0%
CF Industries Holdings	2,607	282,234
Corteva	8,129	688,445
		970,679
Real Estate — 0.7%
Simon Property Group ‡	3,241	724,850
		96,477,524
TOTAL COMMON STOCK
(Cost $80,945,047)		96,477,524

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT NXTGEN MULTIFACTOR US EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
WARRANTS — 0.0%
	Number of Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 03/31/2040 (A)	202	$–

TOTAL WARRANTS
(Cost $—)		–

TOTAL INVESTMENTS— 99.3%
(Cost $80,945,047)		$96,477,524

Percentages are based on Net Assets of $97,143,983.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

RAY-QH-003-1000

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.4%
	Shares	Value
JAPAN — 97.4%
Communication Services — 0.0%
Internet Initiative Japan	52	$1,023
		1,023
Consumer Discretionary — 22.8%
Asics	49,142	1,322,850
Fast Retailing	3,041	1,549,455
Food & Life	52,054	1,563,622
Resorttrust	8,146	87,186
Ryohin Keikaku	51	1,111
Sanrio	4,016	27,181
Seiren	34,725	700,803
Sony Group	29,786	601,127
		5,853,335
Consumer Staples — 0.9%
Kao	11,422	226,507
		226,507
Financials — 9.4%
Mitsubishi UFJ Financial Group	122,392	2,415,082
		2,415,082
Health Care — 3.4%
Chugai Pharmaceutical	18,900	876,127
		876,127
Industrials — 29.9%
Daifuku	33,258	1,458,011
Ebara	40,383	1,554,444
FANUC	13,000	588,310
Fujikura	20,712	794,964
Hitachi	11,237	309,126
Kawasaki Heavy Industries	69,562	1,250,853
Kinden	4,718	230,667
Mitsubishi Electric	14,518	524,890
Recruit Holdings	11,103	774,016
Toyota Tsusho	5,649	207,782
		7,693,063
Information Technology — 19.8%
Disco	304	151,995
Kioxia Holdings *	5,504	3,037,063
Maruwa	1,527	665,200
Murata Manufacturing	1,829	128,236
NEC	33,622	811,976

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM JAPAN EQUITY ETF JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
JAPAN (continued)
Information Technology (continued)
Simplex Holdings	51,450	$296,623
		5,091,093
Materials — 9.8%
Osaka Soda	29,859	346,127
Resonac Holdings	19,921	2,169,523
		2,515,650
Real Estate — 1.4%
Mitsui Fudosan	38,076	351,182
		351,182
TOTAL COMMON STOCK
(Cost $24,335,635)		25,023,062

TOTAL INVESTMENTS— 97.4%
(Cost $24,335,635)		$25,023,062

Percentages are based on Net Assets of $25,701,276.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

RAY-QH-004-0500